SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	Years ended December 31,
	2020	2019
Share option plan expense (i)	$1.0	$2.4
Restricted share unit plan expense, including restricted performance shares (ii)	29.7	24.6
Deferred share units expense (iii)	1.3	1.1
Employer portion of employee share purchase plan (iv)	2.4	2.1
Total share-based compensation expense	$34.4	$30.2

Stock options
Share-based payment transaction
Summary of status of the share option plan and changes during the year

	2020		2019
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(CDN$/option)	(000’s)	(CDN$/option)
Balance at January 1	10,170	$5.16	12,344	$5.77
Granted	—	—	2,042	4.59
Exercised	(2,566)	4.90	(1,577)	4.41
Forfeited	(808)	5.02	(741)	4.42
Expired	(1,195)	8.03	(1,898)	9.42
Outstanding at end of period	5,601	$4.68	10,170	$5.16
Exercisable at end of period	3,813	$4.68	6,459	$5.38

Summary of information about the stock options outstanding and exercisable

		Options outstanding			Options exercisable
				Weighted			Weighted
			Weighted	average		Weighted	average
		Number of	average	remaining	Number of	average	remaining
		options	exercise price	contractual life	options	exercise price	contractual life
Exercise price range in CDN$:		(000’s)	(CDN$)	(years)	(000’s)	(CDN$)	(years)
3.73	4.50	1,438	3.89	1.48	1,438	3.89	1.48
4.51	5.00	2,794	4.74	3.90	1,006	4.82	3.76
5.01	5.82	1,369	5.39	1.74	1,369	5.40	1.74
		5,601	$4.68	2.75	3,813	$4.68	2.17

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

2019
Weighted average share price (CDN$)	$4.59
Expected dividend yield	0.0%
Expected volatility	44.8%
Risk-free interest rate	1.8%
Expected option life (in years)	4.5
Weighted average fair value per stock option granted (CDN$)	$1.79

Restricted share units
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2020		2019
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	8,512	$4.68	7,626	$4.88
Granted	3,106	7.42	5,740	4.56
Redeemed	(4,199)	4.78	(3,888)	4.86
Forfeited	(944)	5.17	(966)	4.81
Outstanding at end of period	6,475	$5.86	8,512	$4.68

Restricted performance share units
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2020		2019
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(CDN$/unit)	(000’s)	(CDN$/unit)
Balance at January 1	4,937	$5.16	4,990	$5.14
Granted	1,436	7.76	2,263	4.54
Redeemed	(1,575)	5.32	(1,702)	4.45
Forfeited	(339)	5.02	(614)	4.71
Outstanding at end of period	4,459	$5.95	4,937	$5.16

Deferred share unit plan
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	Years ended December 31,
	2020	2019
DSUs granted (000's)	203	269
Weighted average grant-date fair value (CDN$/ unit)	$8.66	$5.39